CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Activities:
Net loss	$ (89)	$ (48)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	89	85
Deferred income taxes	3	(3)
Noncash restructuring and other plant closure costs	7	14
Noncash loss on foreign currency transactions	4	4
Noncash loss (gain) on disposal of businesses/assets, net	1	(6)
Other, net	11	12
Changes in operating assets and liabilities:
Accounts receivable	(79)	20
Inventories	8	87
Prepaid expenses	(7)	(4)
Other current assets	1	4
Other noncurrent assets	(42)	(15)
Accounts payable	64	(113)
Accrued liabilities	(2)	(20)
Other noncurrent liabilities	33	(17)
Net cash provided by operating activities	2	0
Investing Activities:
Capital expenditures	(47)	(54)
Cash received from unconsolidated affiliates	19	28
Investment in unconsolidated affiliates	(21)	(35)
Cash received from notes receivable	0	12
Proceeds from sale of business/assets	6	6
Other investing activities	(4)	0
Net cash used in investing activities	(47)	(43)
Financing Activities:
Net (Repayments) proceeds on short-term debt	(2)	3
Net repayments on notes payable	0	(7)
Repayment of third-party debt	(4)	(4)
Dividends paid to noncontrolling interests	(3)	(6)
Proceeds from issuance of long-term debt	0	221
Debt issuance costs paid	0	(7)
Other, net	(3)	(5)
Net cash (used in) provided by financing activities	(12)	195
Effect of exchange rate changes on cash	(2)	1
Net change in cash and cash equivalents	(59)	153
Cash and cash equivalents at beginning of period	220	55
Cash and cash equivalents at end of period	161	208
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	58	35
Cash paid for income taxes	5	0
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of September 30, 2021 and 2020.	$ 21	$ 21